Goodwill (Details Narrative) (10-K) - USD ($) $ in Thousands	3 Months Ended				9 Months Ended			12 Months Ended
	Sep. 26, 2020	Mar. 28, 2020	Sep. 28, 2019	Sep. 26, 2019	Sep. 26, 2020	Sep. 28, 2019	Sep. 26, 2019	Dec. 28, 2019	Dec. 29, 2018	Aug. 27, 2018	Jun. 28, 2018	Dec. 30, 2017
Goodwill	$ 26,277				$ 26,277			$ 31,049	$ 32,061			$ 27,169
Impairment of goodwill		$ 2,969			$ 2,969
Percent of fair value of reporting unit excess of carrying value	2.40%				2.40%
Revenue growth rates percentage, description								Revenue are expected in 2020 and then improve in future years with modest growth rates of between 2% and 6%.
Reporting Unit A [Member]
Goodwill								$ 14,400
Percent of fair value of reporting unit excess of carrying value								16.10%
Reporting Unit B [Member]
Goodwill								$ 3,400
Percent of fair value of reporting unit excess of carrying value								7.00%
Clement May, Limited [Member]
Goodwill											$ 1,545
Key Resources, Inc [Member]
Goodwill										$ 3,347